Operating Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Net Sales(1):

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$2,112	$431	$1,866	$2,197
Quartz	177	34	145	201
Total	$2,289	$465	$2,011	$2,398

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment EBITDA:

MPM Holdings Inc.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones(2)	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(34)	(4)	(38)	(38)
Total	$194	$46	$192	$238

Momentive Performance Materials Inc.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones(2)	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(33)	(4)	(38)	(38)
Total	$195	$46	$192	$238

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Depreciation and Amortization:

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$127	$18	$127	$150
Quartz	26	4	20	21
Total	$153	$22	$147	$171

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
Capital Expenditures:

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$96	$20	$52	$73
Quartz	15	4	10	18
Total	$111	$24	$62	$91

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total Assets as of December 31(3):

	2015	2014
Silicones	$2,364	$2,536
Quartz	290	301
Corporate	9	47
Total	$2,663	$2,884

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net (Loss) Income:

	MPM HOLDINGS INC.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Segment EBITDA:
Silicones	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(34)	(4)	(38)	(38)
Total	$194	$46	$192	$238

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$(15)	$(46)	$(114)	$(12)
Unrealized gains (losses) on pension and postretirement benefits	16	(15)	—	—
Restructuring and other costs	(32)	(5)	(20)	(21)
Reorganization items, net	(8)	(3)	1,972	—
Total adjustments	(39)	(69)	1,838	(33)
Interest expense, net	(79)	(15)	(162)	(394)
Income tax expense	(13)	—	(36)	(104)
Depreciation and amortization	(153)	(22)	(147)	(171)
Gain on extinguishment and exchange of debt	7	—	—	—
Net (loss) income	$(83)	$(60)	$1,685	$(464)

Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

United States	$771	$187	$617	$775
Germany	636	105	629	657
China	302	37	174	320
Japan	184	67	254	215
Other International	396	69	337	431
Total	$2,289	$465	$2,011	$2,398
Segment and Geographic Information
The Company’s segments are based on the products that the Company offers and the markets that it serves. At December 31, 2015, the Company’s had two reportable segments: Silicones and Quartz.

The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s segments are organized based on the nature of the products they produce.
The Company’s organizational structure continues to evolve. It is also continuing to refine its business and operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

Following are net sales and Segment EBITDA by reportable segment. Segment EBITDA is defined as EBITDA (earnings before interest, income taxes, depreciation and amortization) adjusted for certain non-cash items and certain other income and expenses. Segment EBITDA is the primary performance measure used by our senior management, the chief operating decision-maker and the Board of Directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Segment EBITDA should not be considered a substitute for net income (loss) or other results reported in accordance with U.S. GAAP. Segment EBITDA may not be comparable to similarly titled measures reported by other companies.

In 2015, we redefined our internal reporting structure and now allocate additional administrative functional costs to the operating segments. The current presentation of Segment EBITDA includes a Corporate component rather than the Other component previously disclosed. Corporate is primarily corporate, general and administrative expenses that are not allocated to the segments, such as certain shared service and administrative functions. Segment EBITDA for all periods presented was retrospectively revised to conform with the current presentation.

Net Sales(1):

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$2,112	$431	$1,866	$2,197
Quartz	177	34	145	201
Total	$2,289	$465	$2,011	$2,398

Segment EBITDA:

MPM Holdings Inc.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones(2)	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(34)	(4)	(38)	(38)
Total	$194	$46	$192	$238

Momentive Performance Materials Inc.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones(2)	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(33)	(4)	(38)	(38)
Total	$195	$46	$192	$238

Depreciation and Amortization:

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$127	$18	$127	$150
Quartz	26	4	20	21
Total	$153	$22	$147	$171

Capital Expenditures:

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Silicones	$96	$20	$52	$73
Quartz	15	4	10	18
Total	$111	$24	$62	$91

Total Assets as of December 31(3):

	2015	2014
Silicones	$2,364	$2,536
Quartz	290	301
Corporate	9	47
Total	$2,663	$2,884

(1)	Inter-segment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Silicones segment’s Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $2, $0, $3, and $3 for the successor year ended December 31, 2015, successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the predecessor year ended December 31, 2013, respectively.

(3)	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.
Reconciliation of Segment EBITDA to Net (Loss) Income:

	MPM HOLDINGS INC.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Segment EBITDA:
Silicones	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(34)	(4)	(38)	(38)
Total	$194	$46	$192	$238

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$(15)	$(46)	$(114)	$(12)
Unrealized gains (losses) on pension and postretirement benefits	16	(15)	—	—
Restructuring and other costs	(32)	(5)	(20)	(21)
Reorganization items, net	(8)	(3)	1,972	—
Total adjustments	(39)	(69)	1,838	(33)
Interest expense, net	(79)	(15)	(162)	(394)
Income tax expense	(13)	—	(36)	(104)
Depreciation and amortization	(153)	(22)	(147)	(171)
Gain on extinguishment and exchange of debt	7	—	—	—
Net (loss) income	$(83)	$(60)	$1,685	$(464)

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Segment EBITDA:
Silicones	$201	$44	$213	$241
Quartz	27	6	17	35
Corporate	(33)	(4)	(38)	(38)
Total	$195	$46	$192	$238

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$(15)	$(46)	$(114)	$(12)
Unrealized gains (losses) on pension and postretirement benefits	16	(15)	—	—
Restructuring and other costs	(32)	(5)	(20)	(21)
Reorganization items, net	(8)	(3)	1,972	—
Total adjustments	(39)	(69)	1,838	(33)
Interest expense, net	(79)	(15)	(162)	(394)
Income tax expense	(13)	—	(36)	(104)
Depreciation and amortization	(153)	(22)	(147)	(171)
Gain on extinguishment and exchange of debt	7	—	—	—
Net (loss) income	$(82)	$(60)	$1,685	$(464)

 Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash and other income and expenses. For the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, these charges primarily represented net realized and unrealized foreign currency transaction losses and losses on the disposal of certain assets. For the predecessor period from January 1, 2014 through October 24, 2014, these charges also included losses on the disposal of certain assets. For the year ended December 31, 2013, these amounts primarily represented net unrealized derivative and foreign exchange losses, stock-based compensation and gains and losses from the disposal of certain assets.
Unrealized gains (losses) on pension and postretirement benefits represented non-cash actuarial losses recognized upon the remeasurement of our pension and postretirement benefit obligations, which after the Effective Date, are recognized in the Consolidated Statements of Operations, and were driven by a decrease in discount rates, other demographic assumptions and asset performance. Restructuring and other costs for all periods primarily included expenses from our restructuring and cost optimization programs. For the predecessor period from January 1, 2014 through October 24, 2014, these amounts also included costs associated with restructuring the Company’s capital structure incurred prior to the Bankruptcy Filing, and were partially offset by a gain related to a claim settlement. Reorganization items, net represented incremental costs incurred directly as a result of the Bankruptcy Filing. For the successor year ended December 31, 2015, successor period from October 25, 2014 through December 31 2014, these amounts were primarily related to certain professional fees. For the predecessor period from January 1, 2014 through October 24, 2014, these amounts included certain professional fees, the BCA Commitment Premium and financing fees related to our DIP Facilities, as well as the impact of the Reorganization Adjustments and the Fresh Start Adjustments (see Note 3).
Geographic Information:
The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.
Net Sales(1):

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

United States	$771	$187	$617	$775
Germany	636	105	629	657
China	302	37	174	320
Japan	184	67	254	215
Other International	396	69	337	431
Total	$2,289	$465	$2,011	$2,398

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets as of December 31:

	2015	2014
United States	$777	$794
Germany	232	262
China	178	193
Japan	321	344
Other International	166	185
Total	$1,674	$1,778